United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   3/31/2006

Check here if Amendment [X];   Amendment Number: 2
  This Amendment (Check only one.):      [X] is a restatement.
  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting manager:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida             11/4/2008
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  137

Form 13F Information Table Value Total:  178700 (value x 1000)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.



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FORM 13F INFORMATION TABLE



Name of Issuer				Title 	CUSIP		Valuex1000	Amount	  SH/	PUT/	Investment 	Other 	Voting Discretion
					of 						  PRN  	CALL	Discretion	Manager Sole  Shared
					Class

1/100 Berkshire Hathway Cl A         	CL A	84670108	3524		3,900	  SH		Sole		    	3,900
99 Cents Only Stores                 	COM	65440k106       166		12,272	  SH	  	Sole		    	12,272
Affiliated Managers Grp              	COM	8252108		359		3,366	  SH	  	Sole		    	3,366
Agree Realty Corp                    	COM	8492100		1245		38,790	  SH	  	Sole		    	38,790
Alico Inc                            	COM	16230104	454		10,000	  SH	  	Sole		    	10,000
Alliancebernstein Hldg       UNIT LTD PARTN	01881G106       206		3,110	  SH	  	Sole		    	3,110
Altria Group Inc                     	COM	02209S103       814		11,710	  SH	  	Sole		    	11,710
American Express Company             	COM	25816109	314		5,979	  SH	  	Sole		    	5,979
AmeriGas Partners LP           UNIT L P INT	30975106	539		18,025	  SH	  	Sole		    	18,025
Amgen Incorporated                   	COM	31162100	282		3,874	  SH	  	Sole		    	3,874
A  darko Petroleum Corp              	COM	32511107	875		8,666	  SH	  	Sole		    	8,666
Apache Corp                          	COM	37411105	2757		42,089	  SH	  	Sole		    	42,089
Bank Of America Corporation          	COM	60505104	904		19,856	  SH	  	Sole		    	19,856
Berkshire Hathaway Cl B              	CL B	84670207	3346		1,111	  SH	  	Sole		    	1,111
Block H & R Incorporated             	COM	93671105	223		10,299	  SH	  	Sole		    	10,299
Boardwalk Pipeline Ptnrs     UT LTD PARTNER	96627104	502		25,307	  SH	  	Sole		    	25,307
Boston Properties Inc                	COM	101121101	649		6,955	  SH	  	Sole		    	6,955
Buckeye Partners Uts LP      UNIT LTD PARTN	118230101	659		15,430	  SH	  	Sole		    	15,430
Burlington Resources Inc             	COM	122014103	1192		12,970	  SH	  	Sole		    	12,970
Chevrontexaco Corp                   	COM	166764100	444		7,658	  SH	  	Sole		    	7,658
Cimarex Energy Co                    	COM	171798101	2845		65,771	  SH	  	Sole		    	65,771
Citigroup Inc                        	COM	172967101	2205		47,201	  SH	  	Sole		    	47,201
Coca Cola Company                    	COM	191216100	398		9,513	  SH	  	Sole		    	9,513
Cohen & Steers Select Fund           	COM	19248A109       929		45,450	  SH	  	Sole		    	45,450
Comcast Corp New Cl A                	CL A	20030N101       254		9,726	  SH	  	Sole		    	9,726
Concurrent Computer New              	COM	206710204	4792		1,483,615 SH	  	Sole		    	1,483,615
Consolidated-Tomoka Land FL          	COM	210226106	286		4,604	  SH	  	Sole		    	4,604
Cross Timbers Royalty Tr             	TR UNIT	22757R109       256		5,500	  SH	  	Sole		    	5,500
Dell Inc                             	COM	24702R101       247		8,284	  SH	  	Sole		    	8,284
Devon Energy Cp New                  	COM	25179M103       2825		46,190	  SH	  	Sole		    	46,190
Duke Realty Corp                    COM NEW	264411505	323		8,500	  SH	  	Sole		    	8,500
Education Realty TRUST               	COM	28140H104       199		13,000	  SH	  	Sole		    	13,000
Enbridge Energy Mgmt          SHS UNITS LLI	29250X103       473		11,093	  SH	  	Sole		    	11,093
Enbridge Energy Ptnrs LP             	COM	29250R106       3750		85,810	  SH	  	Sole		    	85,810
Energy Transfer Equity       COM UT LTD PTN	29273V100       268		13,690	  SH	  	Sole		    	13,690
Energy Transfer Partners     UNIT LTD PARTN	29273R109       2025		53,411	  SH	  	Sole		    	53,411
Enerplus Resources Fund New   UNIT TR G NEW	29274D604       2990		59,285	  SH	  	Sole		    	59,285
Enron Corp                   NOTE 2/0 ADDED	293561106	0		10,000	  SH	  	Sole		    	10,000
Enterprise Prd Prtnrs LP             	COM	293792107	4232		173,756	  SH	  	Sole		    	173,756
Entertainment Propertys Tr   COM SH BEN INT	29380T105       1863		44,374	  SH	  	Sole		    	44,374
Equity Residential Properties    SH BEN INT	29476L107       9803		209,509	  SH	  	Sole		    	209,509
Europe 2001 HOLDRS           DEPOSITRY RCPT	29875G105       3223		43,900	  SH	  	Sole		    	43,900
Exxon Mobil Corporation              	COM	30231G102       396		6,523	  SH	  	Sole		    	6,523
Ferrellgas Partners LP       UNIT LTD PARTN	315293100	3092		145,564	  SH	  	Sole		    	145,564
Finisar Corp                         	COM	31787A101       272		55,320	  SH	  	Sole		    	55,320
First Israel Fund                    	COM	32063L100      	437		27,170	  SH	  	Sole		    	27,170
Gateway Inc                          	COM	367626108	22		10,000	  SH	  	Sole		    	10,000
General Electric Company             	COM	369604103	411		11,825	  SH	  	Sole		    	11,825
General Growth Propertys             	COM	370021107	704		14,400	  SH	  	Sole		    	14,400
General Motors A              DEB SR CONV A	370442741	1108		47,735	  SH	  	Sole		    	47,735
Goldman Sachs Group Inc              	COM	38141G104       3254		20,730	  SH	  	Sole		    	20,730
Graco Incorporated                   	COM	384109104	211		4,634	  SH	  	Sole		    	4,634
Halliburton Co Hldg Co               	COM	406216101	238		3,260	  SH	  	Sole		    	3,260
HCP Inc.                             	COM	421915109	697		24,525	  SH	  	Sole		    	24,525
Healthcare Realty Trust              	COM	421946104	1104		29,541	  SH	  	Sole		    	29,541
Hospitality Properties Trust COM SH BEN INT	44106M102       1181		27,283	  SH	  	Sole		    	27,283
India Fund Inc                       	COM	454089103	436		8,625	  SH	  	Sole		    	8,625
Intel Corp                           	COM	458140100	404		20,753	  SH	  	Sole		    	20,753
Inter  tio  l Business Machine       	COM	459200101	656		7,955  	  SH	  	Sole		    	7,955
iShares Dow Jones Select     DJ SEL DIV INX	464287168	615		9,815	  SH	  	Sole		    	9,815
iShares MSCI EAFE             MSCI EAFE IDX	464287465	256		3,940	  SH	  	Sole		    	3,940
iShares MSCI Hong Kong Index MSCI HONG KONG	464286871	225		16,705	  SH	  	Sole		    	16,705
iShares MSCI Japan Index       	 MSCI JAPAN	464286848	543		37,740	  SH	  	Sole		    	37,740
iShares MSCI Korea Index       MSCI S KOREA	464286772	336		7,208	  SH	  	Sole		    	7,208
iShares MSCI Mexico Index       MSCI MEXICO	464286822	380		9,899	  SH	  	Sole		    	9,899
iShares S&P Midcap/BARRA Grt S&P MC 400 GRW	464287606	2614		32,468	  SH	  	Sole		    	32,468
iShares S&P Midcap/BARRA Val S&P MIDCP VALU	464287705	5413		70,584	  SH	  	Sole		    	70,584
iShares S&P Smallcap/BARRA Gr S&P SMLCP GRW	464287887	2188		16,894	  SH	  	Sole		    	16,894
iShares S&P Smallcap/BARRA V S&P SMLCP VALU	464287879	4817		66,145	  SH	  	Sole		    	66,145
Jabil Circuit Inc                    	COM	466313103	376		8,770	  SH	  	Sole		    	8,770
Johnson & Johnson                    	COM	478160104	847		14,303	  SH	  	Sole		    	14,303
JP Morgan Chase & Co                 	COM	46625H100       842		23,112	  SH	  	Sole		    	23,112
Kinder Morgan Energy LP      UT LTD PARTNER	494550106	12182		254,244	  SH	  	Sole		    	254,244
Kinder Morgan Inc                    	COM	49455P101       529		5,750	  SH	  	Sole		    	5,750
Kinder Morgan Mgmt Llc               	SHS	49455U100       380		8,640	  SH	  	Sole		    	8,640
King Pharmaceuticals Inc             	COM	495582108	259		15,000	  SH	  	Sole		    	15,000
Lauder Estee Co Inc Cl A             	CL A	518439104	464		12,489	  SH	  	Sole		    	12,489
Lehman Bros Holding Inc              	COM	524908100	867		6,000	  SH	  	Sole		    	6,000
Liberty Property Trust      	 SH BEN INT	531172104	311		6,600  	  SH	  	Sole		    	6,600
Lockheed Martin Corp                 	COM	539830109	255		3,440	  SH	  	Sole		    	3,440
Lone Star Technologies               	COM	542312103	243		4,380	  SH	  	Sole		    	4,380
Magellan Midstream Ptnrs     COM UNIT RP LP	559080106	224		6,800	  SH	  	Sole		    	6,800
Mcgraw-Hill Cos                      	COM	580645109	346		6,010	  SH	  	Sole		    	6,010
Medtronic Inc                        	COM	585055106	2018		39,771	  SH	  	Sole		    	39,771
Metlife Inc                          	COM	59156R108       343		7,100	  SH	  	Sole		    	7,100
Microsoft Corp                       	COM	594918104	320		11,769	  SH	  	Sole		    	11,769
Nasdaq 100 Tr             	 UNIT SER 1	631100104	577		13,750	  SH	  	Sole		    	13,750
Nationwide Health Propertys          	COM	638620104	987		45,895	  SH	  	Sole		    	45,895
Natural Resource Ptnr LP       COM UNIT L P	63900P103       264		5,850	  SH	  	Sole		    	5,850
New Plan Excel Realty Trust          	COM	648053106	267		10,300	  SH	  	Sole		    	10,300
Northern Border Ptnrs        UNIT LTD PARTN	664785102	2804		58,640	  SH	  	Sole		    	58,640
Northern TRUST Corp                  	COM	665859104	420		8,000	  SH	  	Sole		    	8,000
Oracle Corporation                   	COM	68389X105       212		15,500	  SH	  	Sole		    	15,500
Pengrowth Energy TRUST A       TRUST UNIT A	706902301	502		21,720	  SH	  	Sole		    	21,720
Penn Virginia Res Partners           	COM	707884102	5205		90,720	  SH	  	Sole		    	90,720
Petrofund Energy TRUST              TR UNIT	71648W108       2690		122,934	  SH	  	Sole		    	122,934
Pharmaceutical HOLDRS        DEPOSITRY RCPT	71712A206       1692		23,700	  SH	  	Sole		    	23,700
Pilgrims Pride Corp                  	COM	721467108	293		13,500	  SH	  	Sole		    	13,500
Plains All American Pipeline UNIT LTD PARTN	726503105	2202		49,981	  SH	  	Sole		    	49,981
Plum Creek Timber Co                 	COM	729251108	307		8,698	  SH	  	Sole		    	8,698
Primewest Energy TRUST Newf     TR UNIT NEW	741930309	2026		71,380	  SH	  	Sole		    	71,380
Procter & Gamble                     	COM	742718109	282		4,897	  SH	  	Sole		    	4,897
Provident Energy TRUST              TR UNIT	74386K104       1590		140,420	  SH	  	Sole		    	140,420
Realty Income Corp                   	COM	756109104	740		30,579	  SH	  	Sole		    	30,579
Reynolds American Inc                	COM	761713106	312		2,960	  SH	  	Sole		    	2,960
Royal Dutch Shell B Adrf         SPON ADR B	780259107	293		4,501	  SH	  	Sole		    	4,501
Smith International Inc              	COM	832110100	238		6,105	  SH		Sole		    	6,105
Southwest Airlines Co                	COM	844741108	202		11,250	  SH	  	Sole		    	11,250
Streetracks Gold TRUST             GOLD SHS	863307104	1326		22,825	  SH	  	Sole		    	22,825
Suburban Propane Partner LP  UNIT LTD PARTN	864482104	718		25,750	  SH	  	Sole		    	25,750
Suncor Energy Inc                    	COM	867229106	836		10,850	  SH	  	Sole		    	10,850
T C Pipelines LP             UT COM LTD PRT	87233Q108       8612		253,375	  SH	  	Sole		    	253,375
Target Corporation                   	COM	87612E106	288		5,535	  SH	  	Sole		    	5,535
Teppco Partners LP           UT LTD PARTNER	872384102	5945		165,033	  SH	  	Sole		    	165,033
The Charles Schwab Corp              	COM	808513105	774		45,000 	  SH	  	Sole		    	45,000
Time Warner Inc                      	COM	887317105	601		35,821	  SH	  	Sole		    	35,821
Toyota Motor Cp Adr Newf     SP ADR REP2COM	892331307	299		2,750	  SH	  	Sole		    	2,750
Trammell Crow Co                     	COM	89288r106       239		6,690	  SH	  	Sole		    	6,690
United Parcel Service B              	CL B	911312106	5925		74,642	  SH	  	Sole		    	74,642
United States Steel Corp             	COM	912909108	303		5,000	  SH	  	Sole		    	5,000
Univision Communs Inc                	CL A	914906102	501		14,538	  SH	  	Sole		    	14,538
Vaalco Energy Inc New               COM NEW	91851c201       73		11,000	  SH	  	Sole		    	11,000
Valero LP                    COM UT LTD PRT	91913W104       1260		24,869	  SH	  	Sole		    	24,869
Van Kampen SR Incm Tr                	COM	920961109	416		51,000	  SH	  	Sole		    	51,000
Vanguard Emg Mkts VIPERS     EMR MKT VIPERS	922042858	420		6,243	  SH	  	Sole		    	6,243
Vanguard Intl Equities VIP      EURO VIPERS	922042874	469		8,090	  SH	  	Sole		    	8,090
Vanguard Large-Cap Growth     GROWTH VIPERS	922908736	1928		34,945	  SH	  	Sole		    	34,945
Vanguard Large-Cap Value       VALUE VIPERS	922908744	1710		28,500	  SH	  	Sole		    	28,500
Vanguard Small-Cap Growth    SML CP G VIPER	922908595	799		12,060	  SH	  	Sole		    	12,060
Vanguard Small-Cap Value     SM CP V VIPERS	922908611	753		11,160	  SH	  	Sole		    	11,160
Vanguard Utilities VIPERS      UTILS VIPERS	92204A876       582		9,015	  SH	  	Sole		    	9,015
Ventas Inc                           	COM	92276F100       571		17,200	  SH	  	Sole		    	17,200
Vornado Realty Trust             SH BEN INT	929042109	1241		12,930	  SH	  	Sole		    	12,930
Wal-Mart Stores Inc                  	COM	931142103	431		9,130	  SH	  	Sole		    	9,130
Washington Mutual Inc                	COM	939322103	277		6,498	  SH	  	Sole		    	6,498
Williams Companies                   	COM	969457100	535		25,000	  SH	  	Sole		    	25,000
Wynn Resorts                         	COM	983134107	307		4,000	  SH	  	Sole			4,000


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